Shareholder Report	6 Months Ended	12 Months Ended
	May 31, 2026 USD ($) holding	Nov. 30, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000254188 [Member]
Shareholder Report [Line Items]
Fund Name	Cambria Endowment Style ETF
Class Name	Cambria Endowment Style ETF
Trading Symbol	ENDW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Cambria Endowment Style ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://www.cambriafunds.com/ENDW. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.cambriafunds.com/ENDW. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.cambriafunds.com/ENDW
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 143,162,146
Holdings Count | holding	72
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$143,162,146	Portfolio Turnover Rate*	7%
# of Portfolio Holdings	72	Fund Advisory Fees	$0
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

INVESTMENT WEIGHTING (as a % of Net Assets)
Exchange Traded Funds	74.1%
Common Stocks	22.7%
Investments Purchased with Proceeds from Securities Lending	2.0%
Cash and Cash Equivalents	1.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Cambria Foreign Shareholder Yield ETF	12.7%
Cambria Emerging Shareholder Yield ETF	10.8%
Cambria Value and Momentum ETF	9.4%
Cambria Chesapeake Pure Trend ETF	5.5%
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	5.4%
Cambria Global Value ETF	5.4%
Cambria Shareholder Yield ETF	5.1%
Cambria Global Real Estate ETF	5.0%
iMGP DBi Managed Futures Strategy ETF	4.6%
State Street SPDR S&P Global Natural Resources ETF	2.7%

C000258371 [Member]
Shareholder Report [Line Items]
Fund Name	Cambria Global EW ETF
Class Name	Cambria Global EW ETF
Trading Symbol	GEW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Cambria Global EW ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://www.cambriafunds.com/gew. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.cambriafunds.com/gew. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.cambriafunds.com/gew
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 140,915,856
Holdings Count | holding	448
Advisory Fees Paid, Amount	$ 181,720
Investment Company, Portfolio Turnover		10.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$140,915,856	Portfolio Turnover Rate*	10%
# of Portfolio Holdings	448	Fund Advisory Fees	$181,720
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

INVESTMENT WEIGHTING (as a % of Net Assets)
Common Stocks	82.4%
Exchange Traded Funds	15.4%
Real Estate Investment Trusts	0.9%
Cash and Cash Equivalents	1.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Invesco S&P 500 Low Volatility ETF	5.7%
Walmart, Inc.	1.9%
Exxon Mobil Corp.	1.6%
Palo Alto Networks, Inc.	1.2%
Berkshire Hathaway, Inc.	1.2%
State Street SPDR S&P 500 ETF Trust	1.1%
Invesco Exchange-Traded Fund Trust-Invesco S&P 500r Top 50 ETF	1.1%
Vanguard Total Stock Market ETF	1.0%
Broadcom, Inc.	1.0%
Constellation Energy Corp.	1.0%

C000254187 [Member]
Shareholder Report [Line Items]
Fund Name	Cambria Tax Aware ETF
Class Name	Cambria Tax Aware ETF
Trading Symbol	TAX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Cambria Tax Aware ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://cambriafunds.com/tax. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://cambriafunds.com/tax. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://cambriafunds.com/tax
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 25,454,361
Holdings Count | holding	101
Advisory Fees Paid, Amount	$ 50,188
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$25,454,361	Advisory Fees	$63,826
# of Portfolio Holdings	101	Fees Waived and/or Expenses Reimbursed	$(13,638)
Portfolio Turnover Rate*	38%	Net Fund Advisory Fees	$50,188
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	22.0%
Information Technology	20.6%
Health Care	18.5%
Consumer Discretionary	14.7%
Financials	8.6%
Communication Services	6.1%
Consumer Staples	3.8%
Real Estate	2.3%
Materials	2.2%
Utilities	1.0%
Cash and Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Flex Ltd.	2.2%
Sterling Infrastructure, Inc.	2.2%
Advanced Micro Devices, Inc.	2.0%
Viasat, Inc.	1.7%
Sanmina Corp.	1.6%
Revolution Medicines, Inc.	1.5%
Twilio, Inc. - Class A	1.5%
Comfort Systems USA, Inc.	1.5%
Jabil, Inc.	1.4%
Jazz Pharmaceuticals PLC	1.4%

C000260122 [Member]
Shareholder Report [Line Items]
Fund Name	Cambria US EW ETF
Class Name	Cambria US EW ETF
Trading Symbol	USEW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Cambria US EW ETF (the “Fund”) for the period of December 17, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://www.cambriafunds.com/usew. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.cambriafunds.com/usew. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.cambriafunds.com/usew
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Net Assets	$ 187,407,717
Holdings Count | holding	425
Advisory Fees Paid, Amount	$ 202,381
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$187,407,717	Advisory Fees	$203,533
# of Portfolio Holdings	425	Fees Waived and/or Expenses Reimbursed	$(1,152)
Portfolio Turnover Rate*	23%	Net Fund Advisory Fees	$202,381
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

INVESTMENT WEIGHTING (as a % of Net Assets)
Common Stocks	65.4%
Exchange Traded Funds	34.1%
Real Estate Investment Trusts	0.2%
Cash and Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Invesco S&P 500 Low Volatility ETF	6.0%
State Street SPDR S&P 500 ETF Trust	2.1%
Fidelity Value Factor ETF	2.0%
iShares Russell 1000 Value ETF	1.9%
State Street SPDR S&P 400 Mid Cap Value ETF	1.8%
Invesco S&P 500 Equal Weight ETF	1.8%
Apple, Inc.	1.7%
Vanguard S&P 500 ETF	1.5%
Berkshire Hathaway, Inc.	1.4%
Broadcom, Inc.	1.3%